Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2021 and September 30, 2022, are analyzed as follows:

	December 31,	September 30,
Vessel (Borrower)	2021	2022
(a) “Northsea Alpha” (Secondone)	$2,890	$—
(a) “Northsea Beta” (Thirdone)	2,890	—
(b) “Pyxis Malou” (Fourthone)	7,320	6,792
(c) “Pyxis Theta” (Seventhone)	13,750	12,850
(d) “Pyxis Epsilon” (Eighthone)	16,100	15,200
(e) “Pyxis Karteria” (Tenthone)	13,150	12,100
(b) “Pyxis Lamda” (Eleventhone)	21,680	20,333
Total	$77,780	$67,275

Current portion	$12,030	$6,100
Less: Current portion of deferred financing costs	(335)	(277)
Current portion of long-term debt, net of deferred financing costs, current	$11,695	$5,823

Long-term portion	$65,750	$61,175
Less: Non-current portion of deferred financing costs	(870)	(667)
Long-term debt, net of current portion and deferred financing costs, non-current	$64,880	$60,508

Schedule of Principal Payments	The annual principal payments required to be made after September 30, 2022, are as follows:
To September 30,	Amount
2023	$6,100
2024	6,100
2025	15,350
2026 and thereafter	39,725
Total	$67,275